BLUEPRINT GROWTH FUND
SCHEDULE OF INVESTMENTS
November 30, 2020 (Unaudited)

COMMON STOCKS - 31.4%	Shares	Value
Communications - 4.4%
Cable & Satellite - 0.5%
Charter Communications, Inc. - Class A (a)	90	$ 58,679
Comcast Corporation - Class A	2,390	120,074
		178,753
Entertainment Content - 0.3%
Walt Disney Company (The)	562	83,182

Internet Media & Services - 3.4%
Alphabet, Inc. - Class A (a)	145	254,388
Alphabet, Inc. - Class C (a)	146	257,068
Booking Holdings, Inc. (a)	9	18,256
Facebook, Inc. - Class A (a)	1,760	487,467
Netflix, Inc. (a)	119	58,393
		1,075,572
Telecommunications - 0.2%
Verizon Communications, Inc.	1,218	73,579

Consumer Discretionary - 4.2%
Apparel & Textile Products - 0.3%
NIKE, Inc. - Class B	768	103,450

Automotive - 0.1%
Ford Motor Company	1,017	9,235
General Motors Company	586	25,690
		34,925
E-Commerce Discretionary - 2.6%
Amazon.com, Inc. (a)	262	830,026

Leisure Facilities & Services - 0.5%
McDonald's Corporation	404	87,846
Starbucks Corporation	545	53,421
		141,267
Retail - Discretionary - 0.7%
Home Depot, Inc. (The)	678	188,084

BLUEPRINT GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 31.4% (Continued)	Shares	Value
Consumer Discretionary - 4.2% (Continued)
Retail - Discretionary - 0.7% (Continued)
Lowe's Companies, Inc.	215	$ 33,501
		221,585
Consumer Staples - 2.2%
Beverages - 0.5%
Coca-Cola Company (The)	2,012	103,819
PepsiCo, Inc.	431	62,163
		165,982
Food - 0.1%
Kraft Heinz Company (The)	187	6,160
Mondelēz International, Inc. - Class A	440	25,278
		31,438
Household Products - 0.7%
Colgate-Palmolive Company	541	46,331
Procter & Gamble Company (The)	1,282	178,031
		224,362
Retail - Consumer Staples - 0.9%
Costco Wholesale Corporation	222	86,973
Target Corporation	308	55,295
Walmart, Inc.	879	134,303
		276,571
Energy - 0.1%
Oil & Gas Producers - 0.1%
Chevron Corporation	300	26,154
Kinder Morgan, Inc.	400	5,752
		31,906
Financials - 1.9%
Asset Management - 0.2%
BlackRock, Inc.	88	61,455

Banking - 0.7%
Bank of America Corporation	1,900	53,504
JPMorgan Chase & Company	1,500	176,820
U.S. Bancorp	20	864
		231,188

BLUEPRINT GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 31.4% (Continued)	Shares	Value
Financials - 1.9% (Continued)
Institutional Financial Services - 0.2%
Goldman Sachs Group, Inc. (The)	102	$ 23,519
Morgan Stanley	520	32,152
		55,671
Insurance - 0.8%
American International Group, Inc.	11	423
Berkshire Hathaway, Inc. - Class B (a)	1,070	244,934
MetLife, Inc.	35	1,616
		246,973
Specialty Finance - 0.0% (b)
Capital One Financial Corporation	99	8,478

Health Care - 2.9%
Biotech & Pharma - 1.0%
AbbVie, Inc.	400	41,832
Amgen, Inc.	177	39,301
Bristol-Myers Squibb Company	704	43,929
Johnson & Johnson	766	110,825
Pfizer, Inc.	1,680	64,361
Viatris, Inc. (a)	208	3,507
		303,755
Health Care Facilities & Services - 0.6%
UnitedHealth Group, Inc.	601	202,141

Medical Equipment & Devices - 1.3%
Abbott Laboratories	1,097	118,717
Danaher Corporation	386	86,707
Medtronic plc	815	92,666
Thermo Fisher Scientific, Inc.	241	112,060
		410,150
Industrials - 1.0%
Diversified Industrials - 0.4%
3M Company	262	45,255
Emerson Electric Company	302	23,200
General Electric Company	138	1,405

BLUEPRINT GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 31.4% (Continued)	Shares	Value
Industrials - 1.0% (Continued)
Diversified Industrials - 0.4% (Continued)
Honeywell International, Inc.	321	$ 65,458
		135,318
Machinery - 0.2%
Caterpillar, Inc.	275	47,737

Transportation & Logistics - 0.4%
FedEx Corporation	115	32,957
Union Pacific Corporation	203	41,428
United Parcel Service, Inc. - Class B	350	59,875
		134,260
Materials - 0.0% (b)
Chemicals - 0.0% (b)
DuPont de Nemours, Inc.	342	21,696

Real Estate - 4.4%
REITs - 4.4%
Alexandria Real Estate Equities, Inc.	550	90,051
American Campus Communities, Inc.	620	24,676
Boston Properties, Inc.	310	30,430
Cousins Properties, Inc.	375	12,529
Digital Realty Trust, Inc.	795	107,126
Douglas Emmett, Inc.	390	12,078
Duke Realty Corporation	1,750	66,605
Equinix, Inc.	150	104,669
Equity Residential	800	46,336
Essex Property Trust, Inc.	150	36,882
Extra Space Storage, Inc.	635	71,584
Federal Realty Investment Trust	175	15,264
Healthpeak Properties, Inc.	2,600	75,036
Host Hotels & Resorts, Inc.	1,550	21,746
Invitation Homes, Inc.	2,650	75,737
Kilroy Realty Corporation	250	15,290
Prologis, Inc.	1,150	115,057
Public Storage	600	134,676
Realty Income Corporation	800	47,976

BLUEPRINT GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 31.4% (Continued)	Shares	Value
Real Estate - 4.4% (Continued)
REITs - 4.4% (Continued)
Regency Centers Corporation	405	$ 18,460
SBA Communications Corporation	250	71,795
Simon Property Group, Inc.	700	57,799
Sun Communities, Inc.	230	31,970
UDR, Inc.	720	27,698
Ventas, Inc.	1,700	81,447
Vornado Realty Trust	390	15,175
		1,408,092
Technology - 9.8%
Semiconductors - 1.2%
NVIDIA Corporation	369	197,806
QUALCOMM, Inc.	698	102,725
Texas Instruments, Inc.	574	92,557
		393,088
Software - 3.8%
Adobe, Inc. (a)	258	123,445
Microsoft Corporation	4,072	871,693
Oracle Corporation	1,270	73,304
salesforce.com, Inc. (a)	552	135,682
		1,204,124
Technology Hardware - 3.3%
Apple, Inc.	8,863	1,055,140

Technology Services - 1.5%
Accenture plc - Class A	290	72,236
Mastercard, Inc. - Class A	250	84,128
PayPal Holdings, Inc. (a)	581	124,404
Visa, Inc. - Class A	889	187,001
		467,769
Utilities - 0.5%
Electric Utilities - 0.5%
Duke Energy Corporation	422	39,103
Exelon Corporation	15	616
NextEra Energy, Inc.	1,241	91,325

BLUEPRINT GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 31.4% (Continued)	Shares	Value
Utilities - 0.5% (Continued)
Electric Utilities - 0.5% (Continued)
Southern Company (The)	532	$ 31,840
		162,884

Total Common Stocks (Cost $9,588,266)		$ 10,022,517

EXCHANGE-TRADED FUNDS - 69.3%	Shares	Value
iShares 1-3 Year Treasury Bond ETF	319	$ 27,565
iShares 3-7 Year Treasury Bond ETF	3,957	526,321
iShares Core International Aggregate Bond ETF	20,626	1,154,025
iShares Core MSCI Emerging Markets ETF	84,628	4,960,893
iShares Core MSCI Total International Stock ETF	10,593	680,177
iShares Core S&P Total U.S. Stock Market ETF	46,047	3,818,678
iShares Core Total USD Bond Market ETF	7,899	431,680
iShares Core U.S. Aggregate Bond ETF	4,553	539,166
iShares Core U.S. REIT ETF	14,001	662,527
iShares Gold Trust (a)	56,969	965,625
iShares TIPS Bond ETF	11,647	1,472,414
iShares U.S. Treasury Bond Fund	1,512	41,935
ProShares VIX Short-Term Futures ETF (a)	67,450	949,021
Vanguard FTSE Developed Markets ETF	130,158	5,868,824
Total Exchange-Traded Funds (Cost $20,245,069)		$ 22,098,851

Investments at Value - 100.7% (Cost $29,833,335)		$ 32,121,368

Liabilities in Excess of Other Assets - (0.7%)		(212,962)

Net Assets - 100.0%		$ 31,908,406

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.

See accompanying notes to Schedule of Investments.

BLUEPRINT GROWTH FUND

NOTES TO SCHEDULE OF INVESTMENTS

November 30, 2020 (Unaudited)

1.	Securities Valuation

Blueprint Growth Fund (the “Fund”) values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Fund values its listed securities, including common stocks and exchange-traded funds (“ETFs”), on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. When using a quoted price and when the market is considered active, these securities will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the direction of the Board of Trustees of the Ultimus Managers Trust (the “Board”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s net asset value (“NAV”) may differ from quoted or published prices for the same securities.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value, and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the Fund’s investments by the inputs used to value the investments as of November 30, 2020:

	Level 1	Level 2	Level 3	Total

Common Stocks	$10,022,517	$-	$-	$10,022,517
Exchange-Traded Funds	22,098,851	-	-	22,098,851
Total	$32,121,368	$-	$-	$32,121,368

BLUEPRINT GROWTH FUND

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by sector and industry type. The Fund did not have any derivative instruments or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the period ended November 30, 2020.

2.	Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of November 30, 2020:

Tax cost of portfolio investments	$29,914,054
Gross unrealized appreciation	$2,837,990
Gross unrealized depreciation	(630,676)
Net unrealized appreciation	$2,207,314

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

4. Investment in Other Investment Companies

The Fund may invest a significant portion of its assets in shares of one or more investment companies, including ETFs, open-end mutual funds and money market mutual funds. The Fund will incur additional indirect expenses (acquired fund fees and expenses) to the extent it invests in shares of other investment companies. As of November 30, 2020, the Fund had 69.3% of the value of its net assets invested in ETFs.